Income Tax (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Policyholder liabilities and receivables	$ 5,939	$ 8,450
Net operating loss carryforwards	1,595	1,971
Employee benefits	916	664
Capital loss carryforwards	449	408
Tax credit carryforwards	1,692	1,007
Litigation-related and government mandated	207	227
Other	483	336
Total gross deferred income tax assets	11,281	13,063
Less: Valuation allowance	1,083	932
Total net deferred income tax assets	10,198	12,131
Deferred income tax liabilities:
Investments, including derivatives	3,371	2,261
Intangibles	5,309	5,814
Net unrealized investment gains	4,453	1,560
DAC	3,268	3,338
Other	192	125
Total deferred income tax liabilities	16,593	13,098
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset	$ (6,395)	$ (967)